INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax effect of deferred tax recognized		$ 406,064	$ (406,637)
Change in unrecognized tax benefits	$ (1,340,844)	(958,210)	(1,021,565)
Income tax expense (recovery)	$ (1,340,844)	$ (552,146)	$ (1,428,202)
Percent of tax effect of R & D expenses deduction	75.00%			50.00%	50.00%